SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Stock Options Granted
The following table summarizes the activities for the Company’s stock options for the year ended December 31, 2019:

	Year ended December 31, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	6,751,606	$3.99	3.47	$7,937
Granted	1,435,333	2.46
Exercised	(422,311)	1.42
Forfeited or expired	(689,028)	5.97

Outstanding at end of the year	7,075,600	$3.64	3.30	$1,366

Options exercisable at end of the year	4,568,753	$4.25	2.42	$1,242

Vested and expected to vest	6,635,385	$3.77	3.17	$1,362

Schedule of RSUs Granted
The following table summarizes the activities for the Company’s RSUs for the year ended December 31, 2019:

	Year ended December 31, 2019
	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	376,811	$1,424
Granted	182,874
Vested	(152,393)
Forfeited	(33,669)

Unvested at end of the year	373,623	785

Vested and expected to vest	280,061	588

Summary of Stock Options And RSUs Granted Separated Into Ranges of Exercise Price
The following is a summary of the Company's stock options and RSUs granted separated into ranges of exercise price:

Exercise price (range)	Options and RSUs outstanding as of December 31, 2019	Weighted average remaining contractual life (years) for outstanding options	Weighted average exercise price	Options and RSUs exercisable as of December 31, 2019	Weighted average remaining contractual life (years) for exercisable options	Weighted average exercise price
$			$			$

RSUs 0.0	373,623	-	0.00	-	-	0.00
0.01-2.00	1,520,110	1.73	1.21	1,362,569	1.61	1.20
2.01-4.00	4,159,085	4.31	2.73	1,905,266	3.45	2.70
4.01-6.00	325,321	3.62	4.59	229,834	2.98	4.75
6.01-8.00	31,000	2.72	6.50	31,000	2.72	6.50
8.01-10.00	459,334	2.19	8.99	459,334	2.19	8.99
10.01-13.04	580,750	0.90	12.40	580,750	0.90	12.40

	7,449,223			4,568,753

Schedule of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2017, 2018 and 2019, was comprised as follows:

	Year ended December 31,
	2017	2018	2019

Cost of revenues	$54	$42	$71
Research and development	229	313	366
Selling and marketing	292	640	708
General and administrative	628	985	908

Total share-based compensation expenses	$1,203	$1,980	$2,053